Legal proceedings - Additional information (Details) € in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025 lawsuit	Sep. 30, 2022 EUR (€)	Dec. 31, 2025 EUR (€) classAction	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed			€ 587
Conclusion Of Litigation
Disclosure of Legal Proceedings [line items]
Lawsuit in favor of ING | lawsuit	4
Spain
Disclosure of Legal Proceedings [line items]
Class actions filed | classAction			3
Class actions where agreement was reached | classAction			1
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision				€ 180
Increase in legal proceedings provision		€ 75